Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

14. SEGMENT INFORMATION

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer of the Company, who reviews disaggregated financial information by segment when making decisions about allocating resources and assessing performance of the Company.

The Company’s operations are organized into Material segments, consisting of E-commerce services, technology Empowerment service and Wealth Management services. The tables below provide a summary of the Group’s segment operating results for the years ended December 31, 2022, 2023 and 2024, respectively.

	For the year ended December 3l, 2024
	E-commerce services	Technology empowerment services	Wealth management services	Unallocated items(i)	Consolidated
Total revenues	124,973	143,648	41,353	—	309,974
Operating costs and expenses:
Cost of goods sold	29,751	—	—	—	29,751
Sales and marketing	5,916	7,626	547	—	14,089
Origination and servicing	—	47,331	30,766	—	78,097
General and administrative	36,640	32,302	42,376	111,610	222,928
Total operating costs and expenses	72,307	87,259	73,689	111,610	344,865
Operating income (loss)	52,666	56,389	(32,336)	(111,610)	(34,891)
Total other (loss) income, net	1,011	(20,288)	(4,697)	123,004	99,030
(Loss) income before income taxes	53,677	36,101	(37,033)	11,394	64,139
Income taxes	12,223	1,775	(1,857)	1,841	13,982
Net (loss) income	41,454	34,326	(35,176)	9,553	50,157
Less: net (loss) income attributable to noncontrolling interests	—	—	(6)	179	173
Net (loss) income attributable to 9F, Inc.	41,454	34,326	(35,170)	9,374	49,984

	For the year ended December 3l, 2023
	E-commerce services	Technology empowerment services	Wealth management services	Unallocated items(i)	Consolidated
Total revenues	142,628	247,770	22,051	—	412,449
Operating costs and expenses:
Cost of goods sold	61,654	—	—	—	61,654
Sales and marketing	9,146	13,257	4,766	632	27,801
Origination and servicing	—	42,699	10,826	—	53,525
General and administrative	43,343	118,950	109,386	(1,389)	270,290
Total operating costs and expenses	114,143	174,906	124,978	(757)	413,270
Operating income (loss)	28,485	72,864	(102,927)	757	(821)
Total other (loss) income, net	2,171	4,320	83,326	(221,600)	(131,783)
(Loss) income before income taxes	30,656	77,184	(19,601)	(220,843)	(132,604)
Income taxes	7,424	(609)	(372)	1,302	7,745
Net (loss) income	23,232	77,793	(19,229)	(222,145)	(140,349)
Less: net income attributable to noncontrolling interests	—	—	18	(177)	(159)
Net (loss) income attributable to 9F, Inc.	23,232	77,793	(19,247)	(221,968)	(140,190)
	For the year ended December 3l, 2022
	E-commerce services	Technology empowerment services	Wealth management services	Unallocated items(i)	Consolidated
Total revenues	154,906	327,245	79,516	—	561,667
Operating costs and expenses:
Cost of goods sold	46,424	—	—	—	46,424
Sales and marketing	8,955	24,683	28,983	(378)	62,243
Origination and servicing	—	68,480	538	—	69,018
General and administrative	54,727	89,526	162,265	68,364	374,882
Total operating costs and expenses	110,106	182,689	191,786	67,986	552,567
Operating income (loss)	44,800	144,556	(112,270)	(67,986)	9,100
Total other (loss) income, net	(9,788)	28,196	(74,460)	(536,362)	(592,414)
(Loss) income before income taxes	35,012	172,752	(186,730)	(604,348)	(583,314)
Income taxes	11,095	(1,409)	(591)	2,528	11,623
Net (loss) income	23,917	174,161	(186,139)	(606,876)	(594,937)
Less: net income attributable to noncontrolling interests	—	—	(196)	—	(196)
Net (loss) income attributable to 9F, Inc.	23,917	174,161	(185,943)	(606,876)	(594,741)

(i) Unallocated items primarily relate to certain costs incurred for corporate functions and other miscellaneous items that are not allocated to individual segments.